Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories	As of June 30, 2024 and December 31, 2023, inventories consisted of the following:
	June 30,	December 31,
	2024	2023
Finished goods	$-	$-